Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (715,427)	$ 1,731,735
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	765,420	(1,393,331)
Short-term investment income	(166,931)	(696,430)
Net cash used in operating activities	(116,938)	(358,026)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash repayment from subsidiaries	105,058	299,592
Net cash provided by financing activities	105,058	299,592
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	120	(374)
CHANGES IN CASH	(11,760)	(58,808)
CASH, beginning of period	28,917	110,393
CASH, end of period	$ 17,157	$ 51,585